Schedule of non-controlling interest (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jul. 31, 2019		Jul. 31, 2018
Disclosure of subsidiaries [line items]
Current assets		$ 312,136	[1]	$ 276,621
Current liabilities		52,685	[1]	12,125
Non-controlling interests	[1]	1,000
Neal Up Brands Inc
Disclosure of subsidiaries [line items]
Current assets		2,500		0
Non-current assets		0		0
Current liabilities		0		0
Non-current liabilities		0		0
Net assets		$ 2,500		$ 0
Non-controlling interest (%)		40.00%		0.00%
Non-controlling interests		$ 1,000		$ 0

[1]	Restated